Borrowing	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Borrowings	Borrowings
The composition of the borrowings are as follows:

Origination date	Due date	Interest rate	December 31, 2024	December 31, 2023

March, 2023 (i)	March, 2024	110.0% of the CDI	—	189,427
March, 2024 (i)	March, 2025	110.2% of the CDI	252,287	—
March, 2024	March, 2025	109.9% of the CDI	762,078	—
December, 2024	January, 2025	106.6% of the CDI	2,513,021	—
December, 2024	February, 2025	105.5% of the CDI	350,168	—
December, 2024 (i)	December, 2025	105.0% of the CDI	643,949	—
			4,521,503	189,427

(i)These borrowings were contracted in foreign currencies as mentioned in the note 30.
The borrowings balance refers to funds for working capital related to the merchant’s prepayment operation and credit underwriting. These borrowings have attractive interest rates and has a substantially very short maturity date, therefore, the decision to raise funds through borrowings is based on market opportunities and financial efficiency regardless of the instrument used.
On December 31, 2024 the Company recorded the net effects of the swap derivatives as an asset in the amount of R$58,470, basically represented by the different foreign exchange rates and interest rate volatility at the time of entering into the borrowings agreements on December 31, 2024. More details of financial instruments are presented in note 30.
The table below demonstrates the changes in the borrowings:

December 31, 2022	Addition	Payment of principal	Payment of interest	Financial instruments	Interest	December 31, 2023
—	300,000	(109,613)	—	(17,631)	16,671	189,427

December 31, 2023	Addition	Payment of principal	Payment of interest	Financial instruments	Interest	December 31, 2024
189,427	8,883,160	(4,723,135)	(62,463)	59,574	174,940	4,521,503